Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Jun. 04, 2026	Nov. 10, 2025	Jul. 29, 2025	Jun. 30, 2026	Mar. 04, 2026	Dec. 31, 2025	Aug. 30, 2023	Nov. 28, 2013
Shareholders' Equity [Line Items]
Ordinary share, voting rights				one
Ordinary shares, shares authorized	30,000,000			30,000,000		14,000,000
Ordinary shares issue (in Shares)	16,000,000
Exercise price, per share				$ 6.25
Granted excess years				10 years
Shares granted				155,000
Number of ordinary shares				2
Equity issuance cost				$ 133
Par value shares
Other fees				$ 91
Percentage of management fee				1.00%
Warrant [Member]
Shareholders' Equity [Line Items]
Gross proceeds				$ 350
Existing Warrants [Member]
Shareholders' Equity [Line Items]
Exercise price, per share			$ 9.34
Special General Meeting of Shareholders [Member]
Shareholders' Equity [Line Items]
Reverse split ratio		1:3,000
2013 Plan [Member] | Board of Directors [Member]
Shareholders' Equity [Line Items]
Ordinary shares reserved for issuance								28,333
2023 Plan [Member]
Shareholders' Equity [Line Items]
Shares granted				23,686
2023 Plan [Member] | Board of Directors [Member]
Shareholders' Equity [Line Items]
Ordinary shares reserved for issuance							203,333
Inducement Letter [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
Warrants to purchased ordinary shares				795,869
Exercise price per warrant (in Dollars per share)				$ 5
Inducement Letter [Member] | Existing Warrants [Member]
Shareholders' Equity [Line Items]
Warrants to purchased ordinary shares				37,465
Gross proceeds				$ 4,000
American Depositary Shares (ADSs) [Member]
Shareholders' Equity [Line Items]
Warrants to purchased ordinary shares				55,711	795,869
Number of ordinary shares				300
American Depositary Shares (ADSs) [Member] | New Warrants [Member]
Shareholders' Equity [Line Items]
Warrants to purchased ordinary shares				1,591,738
Exercise price per warrant (in Dollars per share)				$ 5
American Depositary Shares (ADSs) [Member] | Existing Warrants [Member]
Shareholders' Equity [Line Items]
Aggregate warrants percentage				7.00%
American Depositary Shares (ADSs) [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Number of shares			2